[GRAPHIC APPEARS HERE]	Robert Zivnuska Principal Counsel 400 Howard Street San Francisco, CA 94105 Telephone +1 415 597 2779 Robert.Zivnuska@barclaysglobal.com

September 25, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	iShares Trust
                            Securities Act File No. 333-92935;
                            Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares Russell Top 200 Growth Index Fund, a series of the Trust, dated September 21, 2009, do not differ from those contained in Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, filed electronically on September 21, 2009.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 597-2779.

Yours truly,

/s/Robert Zivnuska

Robert Zivnuska

cc:  Benjamin J. Haskin Esq.